Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Hotwire Communications, Ltd.

2100 West Cypress Creed Road

Fort Lauderdale, Florida 33309

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of area networks and related customer contracts in connection with the proposed offering of Hotwire Funding LLC, Secured Fiber Network Revenue Notes, Series 2021-1. Hotwire Communications, Ltd. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Morgan Stanley & Co. LLC (“Morgan Stanley”) and Barclays Capital Inc. (collectively, the “Other Specified Parties,” and together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On September 13, 2021, representatives of Morgan Stanley, on behalf of the Company, provided us with a listing (the “Sample Listing”) of 100 area networks and the related customer contracts (the “Selected Area Networks”). We make no representations as to the selection criteria used in determining the Selected Area Networks.

Further, on October 14, 2021, representatives of Morgan Stanley, on behalf of the Company, provided us with a computer-generated data file and related record layout (the “Data File”) containing data, as represented to us by the Company, as of June 30, 2021, with respect to 515 area networks, including 99 of the 100 Selected Area Networks. The remaining 99 Selected Area Networks are hereinafter referred to as the “Sample Area Networks.”

File Review Procedures of the Customer Contract Characteristics:

For each of the Sample Area Networks, we performed comparisons of the customer contract characteristics (the “Customer Contract Characteristics”) set forth on the Data File and indicated below.

Member of Deloitte Touche Tohmatsu Limited

Customer Contract Characteristics

1. Property name (for informational purposes only) 2. Contract start date 3. Next escalation date 4. Contact renewal date 5. Current contract end date 6. Final contact end date 7. Auto renewal term	8. Annual Escalator 9. Number of units 10. Average credit score (i.e., FICO / Rating) 11. Bulk revenue 12. Retail revenue 13. Bulk-like revenue

We compared Customer Contract Characteristics 2. through 9. to the corresponding information set forth on or derived from master agreement, service order, or any amendments thereto (collectively, the “Contract Agreement”). Further, at the instruction of the Company, for the Sample Area Network indicated in Appendix A, we did not perform any procedures with respect to Customer Contract Characteristics 5. and 6.

We compared Customer Contract Characteristic 10. to the corresponding information set forth on or derived from the “Credit Score/Ratings Spreadsheet.”

We compared Customer Contract Characteristic 11. to the corresponding information set forth on or derived from screen shots from the Company’s asset management system (the “Asset Management System Screen Shots”).

We compared Customer Contract Characteristic 12. to the corresponding information set forth on queries provided to us by the Company from the Company’s accounting system (collectively, the “Accounting System Query”).

With respect to our comparison of Customer Contract Characteristic 13., we recomputed the bulk-like revenue as the sum of (i) the contractual ad revenue (as set forth on the Accounting System Query) and (ii) the sum of the additional bulk equipment revenue, additional bulk related services revenue, fusion + revenue and captive commercial revenue (each as set forth on the Asset Management System Screen Shots) and compared the results of each recomputations to the corresponding bulk-like revenue set forth on the Data File.

For purposes of our procedures and at your instruction:

•

with respect to our comparison of Customer Contract Characteristic 2., for the Sample Area Networks indicated in Appendix B, we observed a difference with respect to the contract start date set forth on the Data File, when compared to the contract start date set forth on the Contract Agreement. For these Sample Area Networks, we were instructed to perform an additional procedure and compare the contract start date set forth on the Data File to the corresponding information set forth on the “Asset Purchase Agreement;”

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with respect to our comparison of Customer Contract Characteristic 3., for the Sample Area Networks indicated in Appendix C, we observed a difference with respect to the next escalation date set forth on the Data File, when compared to the next escalation date set forth on the Contract Agreement. For these Sample Area Networks, we were instructed to perform an additional procedure and compare the next escalation date set forth on the Data File to the corresponding information set forth on the Asset Management System Screen Shots;

•	with respect to our comparison of Customer Contract Characteristics 2. through 6., difference of 30 days or less are deemed to be “in agreement;”

•

with respect to our comparison of Customer Contract Characteristic 9., differences of the greater of (i) 15 units or (ii) 2% of the number of units set forth on the Data File are deemed to be “in agreement;” and

•	with respect to our comparison of Customer Contract Characteristics 11. through 13., differences of 2.5% or less of the respective amount set forth on the Data File are deemed to be “in agreement.”

File Review Procedures of the Area Network Characteristics:

For each of the Sample Area Networks, we performed comparisons of the area network characteristics (the “Area Network Characteristics”) set forth on the Data File and indicated below.

Area Network Characteristics

1.	Property name (for informational purposes only)	10.	Retail internet Expense
2.	Bulk video expense	11.	Retail all other direct expense
3.	Bulk internet expense	12.	Retail network expense
4.	Bulk all other direct expense	13.	Retail property tax
5.	Bulk network expense	14.	Bulk bad debt
6.	Bulk voice expense	15.	Retail bad debt
7.	Bulk property tax	16.	Bulk SG&A
8.	Retail voice expense	17.	Retail SG&A
9.	Retail video expense

We compared Area Network Characteristics 2. through 13. to corresponding information set forth on the Accounting System Query.

With respect to our comparison of Area Network Characteristic 14., we observed a bulk bad debt of $0.00 on the Data File for each Sample Area Network.

With respect to our comparison of Area Network Characteristic 15., we recomputed the retail bad debt as the product of (i) the retail revenue (as set forth on the Accounting System Query ) and (ii) 2% and compared the results of each recomputation to the corresponding retail bad debt set forth on the Data File.

With respect to our comparison of Area Network Characteristic 16., we recomputed the bulk SG&A as the sum of the bulk video expense, bulk internet expense, bulk all other direct expense, bulk network expense, bulk voice expense and bulk property tax (each as set forth on the Accounting System Query) and compared the results of each recomputation to the corresponding bulk SG&A set forth on the Data File.

With respect to our comparison of Area Network Characteristic 17., we recomputed the retail SG&A as the sum of the retail voice expense, retail video expense, retail internet expense, retail all other direct expense, retail network expense and retail property tax (each as set forth on the Accounting System Query) and compared the results of each recomputation to the corresponding retail SG&A set forth on the Data File.

The area network documents indicated above and any other related documents provided in support of the Customer Contract Characteristics and Area Network Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Area Network Documentation.”

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Area Network Documentation and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Area Network Documentation. In addition, we make no representations as to whether the Area Network Documentation are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Area Networks.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Customer Contract Characteristics and Area Network Characteristics set forth on the Data File, as applicable, were found to be in agreement with the above mentioned Area Network Documentation, except as indicated in Appendix D. Supplemental information is contained in Appendix E.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the area networks underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the area networks or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

October 27, 2021

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 27, 2021.

In applying our agreed-upon procedures as outlined above, with respect to Customer Contract Characteristics 5. and 6., we did not perform any procedures for the following Sample Area Network:

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The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 27, 2021.

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 2. for the following Sample Area Networks:

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The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 27, 2021.

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 3. for the following Sample Area Networks:

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The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 27, 2021.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description
1	One difference in current contract end date.
2	Three differences in final contract end date.
3	Two differences in auto renewal term.
4	Two differences in annual escalator.
5	Two differences in number of units.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated October 27, 2021

Supplemental Information Related to the Findings Set Forth on Appendix D

Exception Description Number	Sample Area Network	Customer Contract Characteristic	Characteristic set forth on the Data File	Characteristic set forth on the Area Network Documentation
1	[REDACTED]	Current contract end date	12/31/2030	8/8/2031
2	[REDACTED]	Final contract end date	1/20/2036	1/20/2032
2	[REDACTED]	Final contract end date	12/31/2035	8/8/2036
2	[REDACTED]	Final contract end date	10/31/2037	10/31/2032
3	[REDACTED]	Auto renewal term	5 years	1 years
3	[REDACTED]	Auto renewal term	10 years	5 years
4	[REDACTED]	Annual escalator	5.00%	3.00%
4	[REDACTED]	Annual escalator	4.00%	3.00%
5	[REDACTED]	Number of units	592	520
5	[REDACTED]	Number of units	225	206

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.